Discontinued Operations And Other Dispositions	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Dispositions [Abstract]
Discontinued Operations And Other Dispositions

Note 3 – Discontinued Operations and Other Dispositions

Discontinued Operations – In July 2011, the Company entered into a definitive agreement with Connecticut Water Service, Inc. to sell its operations in Maine, which served approximately 16,000 customers, for cash at closing plus certain assumed liabilities, including debt of approximately $17,500. On January 1, 2012, the Company completed the sale for net proceeds of $35,726, subject to certain adjustments. This subsidiary was included in the Regulated segment, and as of December 31, 2011, the carrying amount of Maine's assets and liabilities were $61,350 and $44,269, respectively. In 2011, the Company recognized additional income tax expense of $4,008 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company's investment in its Aqua Maine subsidiary.

In July 2011, the Company entered into a definitive agreement with American Water to sell its operations in New York for cash of approximately $42,000 at closing plus certain assumed liabilities, including debt of approximately $23,000. This subsidiary is included in the Regulated segment, and as of December 31, 2011, the carrying amount of New York's assets and liabilities were $110,888 and $70,610, respectively. In 2011, the Company recognized additional income tax expense of $3,245 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company's investment in its Aqua New York subsidiary. The Company's New York operations serve approximately 51,000 customers. The purchase price is subject to certain adjustments at closing, and closing is conditioned upon the closing of the Company's acquisition of American Water's regulated water and wastewater operations in Ohio, and is subject to applicable regulatory approvals. The sale is expected to close in the first half of 2012. The completion of this transaction will conclude the Company's regulated operations in New York.

Based on an assessment of the sale prices and the carrying values of the Company's planned dispositions of its Maine and New York operations, there is no anticipated impairment of our long-lived assets or goodwill expected to be recognized as a result of the sale agreements. However, in the third quarter of 2011, the Company recognized an estimated loss on disposition of $1,254 primarily due to the cessation of depreciation in its New York operations.

The operating results, cash flows, and financial position of the Company's subsidiaries named above have been presented in the Company's consolidated statements of income, consolidated statements of cash flow, and consolidated balance sheets as discontinued operations.

A summary of discontinued operations presented in the consolidated statements of income includes the following:

	Years Ended
	December 31,
	2011		2010	2009
Operating revenues	$42,726		$42,634	$37,247
Total operating expenses	29,963		30,905	28,068
Operating income	12,763		11,729	9,179
Estimated loss on disposition	1,254		-	-
Other expenses, net	2,289		2,026	2,008
Income from discontinued operations before income taxes	9,220		9,703	7,171
Provision for income taxes	10,913		3,925	2,968
(Loss) income from discontinued operations	$(1,693	) $	5,778	$4,203

The assets and liabilities of discontinued operations presented in the consolidated balance sheets include the following:

	December 31,
	2011	2010
Property, plant and equipment, at cost	$169,527	$165,935
Less: accumulated depreciation	56,711	55,492
Net property, plant and equipment	112,816	110,443
Current assets	10,423	8,858
Regulatory assets	34,396	29,399
Goodwill	12,316	12,316
Other assets	2,287	2,483
Assets of discontinued operations held for sale	172,238	163,499

Long-term debt, excluding current portion	40,326	40,606
Current liabilities	7,088	4,039
Deferred income taxes and investment tax credits	23,570	22,407
Contributions in aid of construction	9,967	9,656
Other liabilities	33,928	26,891
Liabilities of discontinued operations held for sale	114,879	103,599

Net assets	$57,359	$59,900

Other Dispositions – The following dispositions have not been presented as discontinued operations in the Company's consolidated financial statements as the Company does not believe that disclosure of the following disposed water and wastewater utility systems as discontinued operations is meaningful to the reader of the financial statements for making investment decisions either individually or in the aggregate.

In June 2011, the Company sold a water and wastewater utility system for net proceeds of $4,106. The sale resulted in the recognition of a gain on the sale, net of expenses, of $2,692, and is reported in the consolidated statement of income as a reduction to operations and maintenance expense. The utility systems represented approximately 0.03% of the Company's total assets.

In May 2011, the Company sold its regulated water and wastewater operations in Missouri for net proceeds of $3,225. This sale of the Company's Missouri operations concluded its regulated utility operations in Missouri. The sale of the Company's utility operations in Missouri represented approximately 0.07% of the Company's total assets.

In January 2011, the Company sold a water and wastewater utility system for net proceeds of $3,118. The sale resulted in the recognition of a gain on the sale of these assets, net of expenses, of $2,452. The gain is reported in the consolidated statement of income as a reduction to operations and maintenance expense. The utility system represented approximately 0.01% of the Company's total assets.

In December 2010, the Company sold a wastewater utility system for net proceeds of $120. The utility system represented less than 0.01% of the Company's total assets.

In June 2009, the Company sold a water and wastewater utility system for net proceeds of $1,601, which was in excess of the book value for these assets. The sale resulted in the recognition in 2009 of a gain on the sale of these assets, net of expenses of $1,009. The gain is reported in the 2009 consolidated statement of income as a reduction to operations and maintenance expense. These utility systems represented approximately 0.02% of the Company's total assets.

The City of Fort Wayne, Indiana ("the City") has authorized the acquisition by eminent domain of the northern portion of the utility system of one of the Company's operating subsidiaries in Indiana. In January 2008, the Company reached a settlement with the City to transition the northern portion of the system in February 2008 upon receipt of the City's initial valuation payment of $16,911. The settlement agreement specifically stated that the final valuation of the northern portion of the Company's system will be determined through a continuation of the legal proceedings that were filed challenging the City's valuation. On February 12, 2008, the Company turned over the northern portion of the system to the City upon receipt of the initial valuation payment. The proceeds received by the Company are in excess of the book value of the assets relinquished. No gain has been recognized due to the contingency over the final valuation of the assets. The net book value of the assets relinquished has been removed from the consolidated balance sheet and the difference between the net book value and the initial payment received has been deferred and is recorded in other accrued liabilities on the Company's consolidated balance sheet. Once the contingency is resolved and the asset valuation is finalized, through the finalization of the litigation between the Company and the City of Fort Wayne, the amounts deferred will be recognized in the Company's consolidated income statement. On March 16, 2009, oral argument was held on certain procedural aspects with respect to the valuation evidence that may be presented and whether the Company is entitled to a jury trial. On October 12, 2010, the Wells County Indiana Circuit Court ruled that the Company is not entitled to a jury trial, and that the Wells County judge should review the City of Fort Wayne Board of Public Works' assessment based upon a "capricious, arbitrary or an abuse of discretion" standard. The Company disagreed with the Court's decision and appealed the Wells County Indiana Circuit Court's decision to the Indiana Court of Appeals. On January 13, 2012, the Indiana Court of Appeals reached a decision denying the Company's appeal. On February 10, 2012, the Company filed a petition for transfer requesting that the Indiana Supreme Court review the matter. That petition is currently pending. The Company continues to evaluate its legal options with respect to this decision. Depending upon the outcome of all of the legal proceeding the Company may be required to refund a portion of the initial valuation payment, or may receive additional proceeds. The northern portion of the utility system relinquished represents approximately 0.40% of the Company's total assets.